Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 132,283	¥ 288,662
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(9,785)	(20,561)
Available-for-sale debt Securities, 12 months or more Fair value	913,742	605,941
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(419,686)	(255,076)
Available-for-sale debt Securities, Total Fair value	1,046,025	894,603
Available-for-sale debt Securities, Total Gross unrealized losses	(429,471)	(275,637)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	132,283	288,662
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(9,785)	(20,561)
Available-for-sale debt Securities, 12 months or more Fair value	913,742	605,941
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(419,686)	(255,076)
Available-for-sale debt Securities, Total Fair value	1,046,025	894,603
Available-for-sale debt Securities, Total Gross unrealized losses	(429,471)	(275,637)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	95,936	81,368
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(3,409)	(573)
Available-for-sale debt Securities, 12 months or more Fair value	224,679	234,289
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(31,734)	(26,011)
Available-for-sale debt Securities, Total Fair value	320,615	315,657
Available-for-sale debt Securities, Total Gross unrealized losses	(35,143)	(26,584)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	94,691	80,058
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(3,325)	(488)
Available-for-sale debt Securities, 12 months or more Fair value	220,950	230,512
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(31,573)	(25,848)
Available-for-sale debt Securities, Total Fair value	315,641	310,570
Available-for-sale debt Securities, Total Gross unrealized losses	(34,898)	(26,336)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	152,094	113,066
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(5,196)	(1,317)
Available-for-sale debt Securities, 12 months or more Fair value	427,837	418,666
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(113,802)	(81,225)
Available-for-sale debt Securities, Total Fair value	579,931	531,732
Available-for-sale debt Securities, Total Gross unrealized losses	(118,998)	(82,542)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	149,367	113,066
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(5,128)	(1,317)
Available-for-sale debt Securities, 12 months or more Fair value	427,837	418,666
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(113,802)	(81,225)
Available-for-sale debt Securities, Total Fair value	577,204	531,732
Available-for-sale debt Securities, Total Gross unrealized losses	(118,930)	(82,542)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	16,940	3,482
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(103)	(79)
Available-for-sale debt Securities, 12 months or more Fair value	15,817	35,880
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(777)	(1,696)
Available-for-sale debt Securities, Total Fair value	32,757	39,362
Available-for-sale debt Securities, Total Gross unrealized losses	(880)	(1,775)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	16,940	3,482
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(103)	(79)
Available-for-sale debt Securities, 12 months or more Fair value	15,817	35,880
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(777)	(1,696)
Available-for-sale debt Securities, Total Fair value	32,757	39,362
Available-for-sale debt Securities, Total Gross unrealized losses	(880)	(1,775)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	56,671	46,950
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(411)	(2,557)
Available-for-sale debt Securities, 12 months or more Fair value	35,183	52,382
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(6,966)	(3,356)
Available-for-sale debt Securities, Total Fair value	91,854	99,332
Available-for-sale debt Securities, Total Gross unrealized losses	(7,377)	(5,913)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	56,671	45,517
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(340)	(2,474)
Available-for-sale debt Securities, 12 months or more Fair value	34,868	51,812
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(6,553)	(2,932)
Available-for-sale debt Securities, Total Fair value	91,539	97,329
Available-for-sale debt Securities, Total Gross unrealized losses	(6,893)	(5,406)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	453,924	533,528
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(18,904)	(25,087)
Available-for-sale debt Securities, 12 months or more Fair value	1,617,258	1,347,158
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(572,965)	(367,364)
Available-for-sale debt Securities, Total Fair value	2,071,182	1,880,686
Available-for-sale debt Securities, Total Gross unrealized losses	(591,869)	(392,451)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	449,952	530,785
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(18,681)	(24,919)
Available-for-sale debt Securities, 12 months or more Fair value	1,613,214	1,342,811
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(572,391)	(366,777)
Available-for-sale debt Securities, Total Fair value	2,063,166	1,873,596
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (591,072)	¥ (391,696)